Taxes On Income (Deferred Taxes Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Net change in the total valuation allowance	$ (1,018)	$ (1,976)	$ 1,898